UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21982
                                      ------------------------------------------

                Claymore/Guggenheim Strategic Opportunities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: May 31
                         ------
Date of reporting period: August 31, 2009
                          ---------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

                                                                                         OPTIONAL
  PRINCIPAL AMOUNT       DESCRIPTION                                                  CALL PROVISION                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                         LONG-TERM INVESTMENTS - 125.9%
                         CORPORATE BONDS - 18.5%
                         AIRLINES - 1.6%
$        1,418,024       America West Airlines LLC, Ser. 011G, BB+, B1
                         7.100%, 4/2/21                                              N/A                               $  1,106,058
           301,819       Delta Air Lines, Inc., Ser. 02G1, BBB+, Ba2
                         6.718%, 1/2/23                                              N/A                                    242,964
           843,876       Northwest Airlines Corp., Ser. 992A, A-, NR
                         7.575%, 3/1/19                                              N/A                                    700,417
                                                                                                                       -------------
                                                                                                                          2,049,439
                                                                                                                       -------------
                         BANKS - 9.1%
         1,000,000       Agfirst Farm Credit Bank, A, NR
                         7.300%, 10/31/49 (a) (b)                                    10/5/09 @ 100.00                       701,960
         1,250,000       Barclays Bank PLC, NR, Baa2
                         6.278%, 12/29/49 (United Kingdom) (a) (c)                   12/15/34 @ 100.00                      838,050
         1,200,000       BNP Paribas, A, Aa3
                         7.195%, 6/29/49 (France) (a) (b) (c)                        6/25/37 @ 100.00                     1,020,000
         1,000,000       Credit Agricole SA, A-, Aa3
                         6.637%, 5/29/49 (France) (a) (b) (c)                        5/31/17 @ 100.00                       660,000
         1,500,000       Farm Credit Bank, Ser. 1, NR, A2
                         7.561%, 11/29/49 (a) (c)                                    12/15/13 @100.00                     1,021,695
         1,000,000       Fifth Third Bancorp, BBB-, Baa2
                         8.250%, 3/1/38 (a)                                          N/A                                    888,362
         1,000,000       KeyCorp Capital III, BB, Baa2
                         7.750%, 7/15/29 (a)                                         N/A                                    874,005
         1,250,000       Mellon Capital IV, Ser. 1, A-, A1
                         6.244%, 6/20/49 (a) (c)                                     6/20/12 @ 100.00                       912,500
         1,250,000       Northgroup Preferred Capital Corp., A, A1
                         6.378%, 1/29/49 (a) (b) (c)                                 10/15/17 @ 100.00                    1,018,963
           700,000       PNC Preferred Funding Trust I, BBB, Baa2
                         8.700%, 2/19/49 (a) (b) (c)                                 3/15/13 @ 100.00                       616,056
           500,000       Rabobank Nederland NV, AA-, Aa2
                         11.000%, 12/29/49 (Netherlands) (b) (c)                     6/30/19 @ 100.00                       590,625
         1,400,000       Royal Bank of Scotland Group PLC, CCC+, B3
                         7.640%, 3/31/49 (United Kingdom) (a) (c)                    9/29/17 @ 100.00                       616,000
         1,250,000       State Street Capital Trust IV, BBB+, A2
                         1.629%, 6/15/37 (a) (d)                                     6/15/12 @ 100.00                       780,594
         1,250,000       US AgBank FCB, A, A2
                         6.110%, 4/29/49 (a) (b) (c)                                 7/10/12 @ 100.00                       484,350
         1,000,000       Wells Fargo Capital XIII, Ser. GMTN, A-, Ba3
                         7.700%, 12/29/49 (a) (c)                                    3/26/13 @ 100.00                       870,000
                                                                                                                       -------------
                                                                                                                         11,893,160
                                                                                                                       -------------
                         COMMERCIAL SERVICES - 0.2%
           250,000       R.R. Donnelley & Sons Co., BBB, Baa3
                         11.250%, 2/1/19 (a)                                         N/A                                    279,258
                                                                                                                       -------------

                         DIVERSIFIED FINANCIAL SERVICES - 2.4%
                         Hampton Roads PPV LLC, NR, Baa2  (b)
         1,000,000       6.071%, 12/15/41                                            N/A                                    780,620
         1,000,000       6.171%, 6/15/53                                             N/A                                    765,490
         2,000,000       Svensk Exportkredit AB, A, Aa3
                         6.375%, 10/29/49 (Sweden) (a) (b)                           9/27/09 @ 100.00                     1,550,000
                                                                                                                       -------------
                                                                                                                          3,096,110
                                                                                                                       -------------
                         ELECTRIC - 0.6%
         1,000,000       Wisoncsin Energy Corp., BBB-, Baa1
                         6.250%, 5/15/67 (a) (c)                                     5/15/17 @ 100.00                       790,000
                                                                                                                       -------------

                         ENTERTAINMENT AND GAMING - 1.2%
         1,000,000       Agua Caliente Band of Cahuilla Indians, NR, NR
                         6.350%, 10/1/15 (b)                                         N/A                                    932,880
           500,000       Downstream Development Authority of the Quapaw
                         Tribe of Oklahoma, B-, Caa1
                         12.000%, 10/15/15 (b)                                       10/15/11 @ 109.00                      316,250
           500,000       Indianapolis Downs LLC & Capital Corp., CCC, Caa2
                         11.000%, 11/1/12 (b)                                        11/1/10 @ 105.50                       355,000
                                                                                                                       -------------
                                                                                                                          1,604,130
                                                                                                                       -------------
                         INSURANCE - 3.4%
         1,000,000       Allstate Corp. (The), BBB, Baa1
                         6.500%, 5/15/57 (a) (c)                                     5/15/37 @ 100.00                       800,000
         1,000,000       AXA SA, BBB+, Baa1
                         6.463%, 12/14/49 (France) (a) (b) (c)                       12/14/18 @ 100.00                      730,000
           400,000       Blue Coast Ltd., Ser. A, B+, NR
                         10.144%, 12/8/10 (Cayman Islands) (b) (d) (e)               N/A                                    352,848
           700,000       Blue Fin Ltd., BB+, NR
                         4.948%, 4/10/12 (Cayman Islands) (a) (b) (d) (e)            4/08/10 @ 101.00                       605,780
         1,000,000       Metlife Capital Trust IV, BBB, Baa1
                         7.875%, 12/15/37 (a) (b)                                    12/15/32 @ 100.00                      880,000
         1,250,000       Progressive Corp. (The), A-, A2
                         6.700%, 6/15/37 (a) (c)                                     6/15/17 @ 100.00                     1,004,693
                                                                                                                       -------------
                                                                                                                          4,373,321
                                                                                                                       -------------
                         TOTAL CORPORATE BONDS - 18.5%
                         (Cost $30,465,472)                                                                              24,085,418
                                                                                                                       -------------

                         ASSET BACKED SECURITIES - 55.9%
         1,862,396       321 Henderson Receivables I LLC, Ser. 2007-3A,
                         Class A, BBB, Baa1,
                         6.150%, 10/15/48 (a) (b)                                                                         1,392,681
           467,738       321 Henderson Receivables I LLC, Ser. 2008-1A,
                         Class A, AAA, Aaa,
                         6.190%, 1/15/44 (a) (b)                                                                            367,469
           500,000       321 Henderson Receivables I LLC, Ser. 2008-1A,
                         Class B, AA, NR,
                         8.370%, 1/15/46 (a) (b)                                                                            348,765
           500,000       321 Henderson Receivables I LLC, Ser. 2008-1A,
                         Class C, A, NR,
                         9.360%, 1/15/48 (b)                                                                                374,055
           500,000       321 Henderson Receivables I LLC, Ser. 2008-1A,
                         Class D, BBB, NR,
                         10.810%, 1/15/50 (b)                                                                               402,450
         2,605,263       Aircraft Lease Securitisation Ltd., Ser. 2007-1A,
                         Class G3, A-, Baa1
                         0.536%, 5/10/32 (Jersey) (b) (d)                                                                 1,771,578
         1,599,810       Airplanes Pass Through Trust, Ser. 1R, Class A8,
                         BB-, Baa3,
                         0.648%, 3/15/19 (d)                                                                              1,279,848
           973,338       Applebee's Enterprises LLC, Ser. 2007-1A,
                         Class A22A, AAA, Aa2,
                         6.427%, 12/20/37 (b)                                                                               824,865
         7,500,000       ARES CLO Funds, Ser. 2007-12A, Class B, AA, A3,
                         1.393%, 11/25/20 (Cayman Islands) (b) (d)                                                        4,275,000
           635,902       Armstrong Loan Funding Ltd., Ser. 2008-1A,
                         Class B, AAA, Aa3,
                         1.483%, 8/1/16 (Cayman Islands) (b) (d)                                                            441,297
         2,180,686       Aspen Funding I Ltd., Ser. 2002-1A, Class A1L,
                         AAA, A2, 1.125%, 7/10/37 (Cayman Islands) (b) (d)                                                1,199,377
         6,723,980       Aviation Capital Group Trust, Ser. 2003-2A,
                         Class G1, A, Aa2
                         0.973%, 9/20/33 (b) (d)                                                                          4,236,108
         5,000,000       Avis Budget Rental Car Funding AESOP LLC,
                         Ser. 2009-1A, Class A, NR, A2
                         9.310%, 10/20/13 (a) (b)                                                                         4,999,058
           100,000       Ballantyne Re PLC, Ser. 2006-1A, Class A2A, CC,
                         Baa1, 0.569%, 5/2/36 (b) (d)                                                                        18,000
         2,000,000       Black Diamond CLO Ltd., Ser. 2006-1A,
                         Class B, AA, Aa2,
                         0.886%, 4/29/19 (Cayman Islands) (a) (b) (d) (f)                                                 1,671,080
         2,000,000       Black Diamond CLO Ltd., Ser. 2006-1A,
                         Class C, A, A2,
                         1.186%, 4/29/19 (Cayman Islands) (a) (b) (d) (f)                                                 1,513,380
            47,590       Blue Falcon, Ser. A-2, NR, NR,
                         5.460%, 12/25/16 (b)                                                                                46,882
         1,955,390       Callidus Debt Partners Fund Ltd., Ser. 6A,
                         Class A1T, AAA, A3,
                         0.763%, 10/23/21 (Cayman Islands) (b) (d) (f)                                                    1,635,254
         1,300,000       Capital Auto Receivables Asset Trust,
                         Ser. 2007-1, Class B, NR, A1,
                         5.150%, 9/17/12                                                                                  1,224,605
           750,000       CapitalSource Commercial Loan Trust,
                         Ser. 2006-2A, Class A1B, AAA, Aaa,
                         0.603%, 9/20/22 (b) (d) (f)                                                                        654,623
           691,915       CapitalSource Commercial Loan Trust,
                         Ser. 2006-2A, Class APT, AAA, Aaa,
                         0.513%, 9/20/22 (b) (d) (f)                                                                        636,357
           635,317       CLI Funding LLC, Ser. 2006-1A, Class A, BBB, Baa3,
                         0.453%, 8/18/21 (b) (d)                                                                            420,396
         1,242,435       Coronado CDO Ltd., Ser. 1X, Class A1, AA-, Baa2,
                         1.166%, 9/4/38 (Cayman Islands) (d)                                                                695,764
            46,948       Daimler Chrysler Master Owner Trust, Ser. 2006-A,
                         Class A, BB-, B2,
                         0.303%, 11/15/11 (d)                                                                                46,722
         3,760,000       Dominos Pizza Master Issuer LLC, Ser. 2007-1,
                         Class A2, BBB-, Baa3,
                         5.261%, 4/25/37 (a) (b)                                                                          3,058,442
         4,577,946       Duke Funding Ltd., Ser. 2003-5A, Class 1W, CCC, Caa2
                         1.018%, 8/7/33 (Cayman Islands) (b) (d)                                                          1,370,637
         3,000,000       Dunkin Securitization, Ser. 2006-1, Class A2,
                         BBB-, Baa3,
                         5.779%, 6/20/31 (b)                                                                              2,889,660
         1,000,000       Ford Credit Floorplan Master Owner Trust,
                         Ser. 2006-4, Class B, BB, Baa3,
                         0.823%, 6/15/13 (a) (d)                                                                            866,345
         1,000,000       Friedbergmilstein Private Capital Fund,
                         Ser. 2004-1A, Class B2, AA, A3,
                         5.409%, 1/15/19 (Cayman Islands) (b) (f)                                                           863,470
           747,039       GE Commercial Loan Trust, Ser. 2006-1, Class A2,
                         AAA, A3, 0.740%, 4/19/17 (a) (b) (d) (f)                                                           618,589
           500,000       GSAA Trust, Ser. 2007-5, Class 1F2A, CCC, B3,
                         5.788%, 3/25/47 (a) (d)                                                                            207,915
           400,000       Harley-Davidson Motorcycle Trust, Ser. 2007-2,
                         Class B, A, A3,
                         5.230%, 3/15/14                                                                                    377,065
         1,000,000       Harley-Davidson Motorcycle Trust, Ser. 2007-3,
                         Class B, A, Baa3,
                         6.040%, 8/15/14                                                                                    692,818
           500,000       Helios Finance LP, Ser. 2007-S1, Class B1, BBB, Baa3
                         0.973%, 10/20/14 (Cayman Islands) (b) (d)                                                          425,000
         2,000,000       HFG Healthco-4 LLC, Ser. 2006-1A, Class A, NR, Aa2,
                         0.676%, 6/5/12 (b) (d)                                                                           1,301,900
         2,000,000       IHOP Franchising LLC, Ser. 2007-1A, Class A1,
                         BBB-, Baa2, 5.144%, 3/20/37 (a) (b)                                                              1,615,840
           448,909       Lease Investment Flight Trust, Ser. 1, Class A3,
                         B+, Baa3, 0.703%, 7/15/16 (d) (f)                                                                  304,490
             5,961       Merritt Funding Trust, Ser. 2005-2A, Class APT,
                         AAA, Aaa, 0.729%, 7/15/15 (b) (d)                                                                    5,776
           800,000       Mountain View Funding CLO, Ser. 2007-3A,
                         Class A2, AAA, A2,
                         0.853%, 4/16/21 (Cayman Islands) (b) (d)                                                           512,000
           391,848       MRU Student Loan Trust, Ser. 2008-A,
                         Class A1A, AAA, NR,
                         7.400%, 1/25/41 (b)                                                                                250,354
           202,567       MRU Student Loan Trust, Ser. 2008-A, Class B, AA, NR,
                         6.004%, 1/25/41 (b) (d)                                                                             87,800
           202,567       MRU Student Loan Trust, Ser. 2008-A, Class C, A, NR,
                         8.004%, 1/25/41 (b) (d)                                                                            102,866
         1,211,075       Muzinich CBO II Ltd., Ser. A2-A, AA+, B1,
                         7.150%, 10/15/13 (Bermuda) (b) (f)                                                               1,163,843
         1,000,000       Nantucket CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2,
                         0.827%, 11/24/20 (Cayman Islands) (b) (d) (f)                                                      826,280
           600,000       NuCO2 Funding LLC, Ser. 2008-1A, Class A1, NR, Baa2,
                         7.250%, 6/25/38 (b) (f)                                                                            484,536
           179,388       Phoenix Funding Ltd., Ser. 2001-1, AA, Aa2,
                         0.959%, 4/15/13 (d) (f)                                                                            162,970
         4,874,501       Preferred Term Securities XXIII Ltd., BBB-, B1
                         0.939%, 12/22/36 (Cayman Islands) (b) (d)                                                        1,803,565
           583,109       Railcar Leasing LLC, Ser. 1, Class A2, AA+, Aa2
                         7.125%, 1/15/13 (b)                                                                                579,278
         1,500,000       Rosedale CLO Ltd., Ser. I-A, Class A1J, AAA, Baa1,
                         0.912%, 7/24/21 (Cayman Islands) (b) (d)                                                           900,000
         2,000,000       Sealane Trade Finance, Ser. 2007-1A, Class E, NR, NR,
                         15.393%, 11/25/12 (Cayman Islands) (a) (b) (d)                                                   1,594,740
         1,734,058       Sierra Receivables Funding Co., Ser. 2006-1A,
                         Class A1, BBB, Baa3,
                         5.840%, 5/20/18 (a) (b)                                                                          1,653,702
           211,489       Special Asset Facility, Ser. 2009-A, Class A, NR, NR,
                         9.000%, 2/20/25 (a) (b)                                                                            207,745
         2,000,000       Stanfield Modena CLO Ltd., Ser. 2004-1A,
                         Class C, A, Baa3,
                         1.859%, 9/22/16 (Cayman Islands) (a) (b) (d) (f)                                                 1,379,080
           600,000       Start CLO Ltd., Ser 2006-2, Class C, AA-, Baa1
                         1.351%, 6/29/12 (Cayman Islands) (d)                                                               481,776
         1,000,000       Start CLO Ltd., Ser 2006-2, Class D, BBB+, Baa3
                         2.451%, 6/29/12 (Cayman Islands) (d)                                                               714,570
           400,000       Start CLO Ltd., Ser. 2006-3A, Class C, A-, A1,
                         1.329%, 6/7/11 (Cayman Islands) (b) (d)                                                            339,464
           550,000       Start CLO Ltd., Ser. 2006-3A, Class D, BBB, Baa1,
                         2.379%, 6/7/11 (Cayman Islands) (b) (d)                                                            470,443
           500,000       Start CLO Ltd., Ser. 2007-4A, Class D, BBB+, Baa1,
                         2.154%, 12/26/11 (Cayman Islands) (a) (b) (d)                                                      375,937
         1,000,000       Start CLO Ltd., Ser. 2007-4A, Class E, BB+, Ba1,
                         4.204%, 12/26/11 (Cayman Islands) (a) (b) (d)                                                      787,590
           896,161       Structured Asset Securities Corp., Ser. 2007-BNC1,
                         Class A2, CCC, NR,
                         1.366%, 10/25/37 (d) (f)                                                                           625,886
         1,000,000       Swift Master Auto Receivables Trust, Ser. 2007-2,
                         Class C, BBB-, Ba1,
                         2.273%, 10/15/12 (a) (d)                                                                           720,000
         2,000,000       TCW Global Project Fund, Ser. 2004-1A, Class A1, NR, NR,
                         1.409%, 6/15/16 (Cayman Islands) (b) (d) (f)                                                     1,856,960
         2,000,000       TCW Global Project Fund, Ser. 2004-1A, Class B1, NR, NR,
                         2.459%, 6/15/16 (Cayman Islands) (b) (d) (f)                                                     1,363,740
         1,000,000       TCW Global Project Fund, Ser. 2005-1A, Class B2, A, NR,
                         5.793%, 9/1/17 (Cayman Islands) (b) (f)                                                            768,239
           190,386       TCW Select Loan Fund Ltd., Inc., Ser. 1A,
                         Class A1, AAA,  Aaa,
                         0.985%, 10/10/13 (Cayman Islands) (b) (d) (f)                                                      189,337
         2,349,000       Triton Container Finance LLC, Ser. 2006-1A, BBB, Baa2,
                         0.434%, 11/26/21 (b) (d)                                                                         1,535,753
         4,000,000       Telos CLO Ltd., Ser. 2006-1A, Class A2, AAA, Aaa,
                         0.910%, 10/11/21 (Cayman Islands) (b) (d)                                                        2,080,000
         2,500,000       Telos CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2,
                         1.000%, 10/11/21 (Cayman Islands) (b) (d)                                                        1,125,000
         1,300,000       Trafigura Securitisation Finance PLC, Ser. 2007-1,
                         Class A, AAA, Aaa,
                         0.523%, 12/15/12 (Ireland) (d)                                                                     944,666
           250,000       Wachovia Auto Loan Owner Trust, Ser. 2006-2A,
                         Class D, BBB+, Ba3,
                         5.540%, 12/20/12 (b)                                                                               191,717
         2,000,000       Wrightwood Capital Real Estate CDO Ltd.,
                         Ser. 2005-1A, Class A1, AAA, Aa3,
                         0.739%, 11/21/40 (Cayman Islands) (b) (d) (f)                                                    1,512,800
                                                                                                                       -------------
                         TOTAL ASSET BACKED SECURITIES - 55.9%                                                           72,866,198
                                                                                                                       -------------
                         (Cost $74,725,566)

                         COLLATERALIZED MORTGAGE OBLIGATIONS - 20.5%
           500,000       Banc of America Commercial Mortgage, Inc.,
                         Ser. 2003-2, Class G, A-, NR,
                         5.493%, 3/11/41 (b) (d)                                                                            262,722
         1,000,000       Banc of America Commercial Mortgage, Inc.,
                         Ser. 2004-5, Class B, AA+, Aa2,
                         5.058%, 11/10/41 (a) (d)                                                                           530,008
           600,000       Banc of America Commercial Mortgage, Inc.,
                         Ser. 2005-5, Class AJ, AAA, Aaa,
                         5.321%, 10/10/45 (a) (d)                                                                           374,775
         1,500,000       Bear Stearns Commercial Mortgage Securities,
                         Ser. 2005-PW10, Class AJ, AAA, NR,
                         5.618%, 12/11/40 (a) (d)                                                                           973,353
           510,829       BNC Mortgage Loan Trust, Ser. 2007-4,
                         Class A3A, AAA, NR,
                         0.516%, 11/25/37 (d) (f)                                                                           474,756
         1,200,000       Citigroup Commercial Mortgage Trust, Ser. 2007-C6,
                         Class AM, A, NR
                         5.888%, 12/10/49 (d)                                                                               786,230
           500,000       Citigroup Commercial Mortgage Trust, Ser. 2004-C2,
                         Class E, A-, A3,
                         5.023%, 10/15/41 (b) (d)                                                                           208,112
         2,000,000       Citigroup/Deutsche Bank Commercial Mortgage Trust,
                         Ser. 2005-CD1, Class AJ, AAA, Aaa,
                         5.399%, 7/15/44 (a) (d)                                                                          1,305,194
         1,000,000       Commercial Mortgage Pass Through Certificates,
                         Ser. 2006-CN2A, Class F, A, NR,
                         5.756%, 2/5/19 (a) (b) (d)                                                                         623,078
         3,166,438       Countrywide Home Equity Loan Trust, Ser. 2004-S,
                         Class 1A, CCC, B3,
                         0.513%, 2/15/30 (d)                                                                              1,246,312
         1,678,394       Countrywide Home Loan Mortgage Pass Through Trust,
                         Ser. 2005-HYB8, Class 4A1, B+, B2,
                         5.494%, 12/20/35 (d)                                                                               983,246
         1,500,000       Credit Suisse Mortgage Capital Certificates,
                         Ser. 2006-C3, Class AM, AAA, Aaa,
                         6.020%, 6/15/38 (a) (d)                                                                            894,600
         1,425,000       CS First Boston Mortgage Securities Corp.,
                         Ser. 2005-TFLA, Class K, AAA, Aaa,
                         1.573%, 2/15/20 (a) (b) (d)                                                                      1,256,288
           169,362       Deutsche ALT-A Securities, Inc., Alternate Loan
                         Trust, Ser. 2006-AB4, Class A1A, CCC, Caa1,
                         6.005%, 10/25/36 (d)                                                                               112,680
         2,000,000       Greenwich Capital Commercial Funding Corp.,
                         Ser. 2005-GG3, Class AJ, AAA, Aa2,
                         4.859%, 8/10/42 (a) (d)                                                                          1,308,099
         1,000,000       Greenwich Capital Commercial Funding Corp.,
                         Ser. 2005-GG5, Class AJ, BBB, Aaa,
                         5.478%, 4/10/37 (a) (d)                                                                            647,139
           600,000       GS Mortgage Securities Corp. II, Ser. 2001-GL3A,
                         Class E, NR, A3,
                         6.852%, 8/5/18 (b) (d)                                                                             475,682
           942,256       Impac Secured Assets CMN Owner Trust, Ser. 2007-3,
                         Class A1A, AAA, Caa1,
                         0.376%, 9/25/37 (d)                                                                                567,865
         1,668,147       Indymac Index Mortgage Loan Trust, Ser. 2006-AR9,
                         Class 3A1, AAA, B3,
                         5.742%, 6/25/36 (d)                                                                              1,204,976
           700,000       JP Morgan Chase Commercial Mortgage Securities
                         Corp., Ser. 2002-C1, Class E, A-, A2,
                         6.135%, 7/12/37 (b)                                                                                559,148
         1,000,000       JP Morgan Chase Commercial Mortgage Securities
                         Corp., Ser. 2005-LDP3, Class AJ, BBB, Aaa,
                         5.106%, 8/15/42 (a) (d)                                                                            670,000
         2,600,000       JP Morgan Chase Commercial Mortgage Securities
                         Corp., Ser. 2007-LD11, Class AM, AAA, Aaa,
                         6.006%, 6/15/49 (a) (d)                                                                          1,668,252
         2,000,000       Morgan Stanley Capital I, Ser. 2005-HQ6,
                         Class AJ, AAA, NR,
                         5.073%, 8/13/42 (a) (d)                                                                          1,197,143
         1,250,000       Morgan Stanley Capital I, Ser. 2006- IQ12,
                         Class AM, AAA, NR,
                         5.370%, 12/15/43 (a)                                                                               840,247
         1,000,000       Morgan Stanley Capital I, Ser. 2006-T23,
                         Class AM, AAA, NR,
                         5.984%, 8/12/41 (a) (d)                                                                            713,519
           471,222       New Century Home Equity Loan Trust, Ser. 2004-A,
                         Class AII9, BBB+, A2,
                         5.470%, 8/25/34 (d)                                                                                297,710
         1,088,000       TBW Mortgage Backed Pass Through Certificates,
                         Ser. 2006-6, Class A3, CCC, Caa2,
                         5.750%, 1/25/37 (d)                                                                                522,020
         2,500,000       TBW Mortgage Backed Pass Through Certificates,
                         Ser. 2006-6, Class A5B, CCC, Caa3,
                         6.040%, 1/25/37 (d)                                                                              1,156,978
         2,000,000       TIAA Seasoned Commercial Mortgage Trust,
                         Ser. 2007-C4, Class AJ, AAA, NR,
                         6.069%, 8/15/39 (a) (d)                                                                          1,223,189
           750,000       Timberstar Trust, Ser. 2006-1A, Class C, A, A2,
                         5.884%, 10/15/36 (a) (b)                                                                           691,575
           100,000       Timberstar Trust, Ser. 2006-1A, Class D, BBB, Baa2,
                         6.208%, 10/15/36 (b)                                                                                91,137
         1,054,204       TW Hotel Funding 2005 LLC, Ser. 2005-LUX,
                         Class L, BB+, Ba1,
                         1.823%, 1/15/21 (b) (d)                                                                            846,136
         2,000,000       Wachovia Bank Commercial Mortgage Trust,
                         Ser. 2005-C20, Class AJ, BBB-, Aaa,
                         5.311%, 7/15/42 (a) (d)                                                                          1,309,813
         1,000,000       Wachovia Bank Commercial Mortgage Trust,
                         Ser. 2005-C21, Class AJ, AAA, Aaa,
                         5.384%, 10/15/44 (a) (d)                                                                           735,053

                                                                                                                       -------------
                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 20.5%                                               26,757,035
                                                                                                                       -------------
                         (Cost $36,160,464)

   NUMBER OF SHARES                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                         PREFERRED STOCK - 3.3%
                         BANKS - 1.7%
            40,000       BB&T Capital Trust VI, 9.600% (a)                                                                1,047,200
            50,000       Santander Finance Preferred SA Unipersonal,
                         6.500% (Spain) (a)                                                                               1,155,000
                                                                                                                       -------------
                                                                                                                          2,202,200
                                                                                                                       -------------
                         DIVERSIFIED FINANCIAL SERVICES - 0.7%
            50,000       Deutsche Bank Contingent Capital Trust II, 6.550% (a)                                              970,000
            37,600       Lehman Brothers Holdings, Inc., Ser. J, 7.950% (g)                                                   3,572
                                                                                                                       -------------
                                                                                                                            973,572
                                                                                                                       -------------
                         INSURANCE - 0.2%
            20,000       Aegon NV, 6.375%  (Netherlands) (a)                                                                257,600
             3,800       ING Groep NV, 7.050% (Netherlands) (a)                                                              53,352
                                                                                                                       -------------
                                                                                                                            310,952
                                                                                                                       -------------
                         TELECOMMUNICATION SERVICES - 0.7%
             1,000       Centaur Funding Corp., 9.080% (Cayman Islands) (b)                                                 936,250
                                                                                                                       -------------

                         TOTAL PREFERRED STOCK - 3.3%
                         (Cost $5,817,313)                                                                                4,422,974
                                                                                                                       -------------

                         EXCHANGE-TRADED FUNDS - 15.4%
            25,000       DIAMONDS Trust,Series I (a) (h)                                                                  2,376,750
            72,000       Powershares QQQ (a) (h)                                                                          2,880,000
            66,900       ProShares Ultra Dow30 (a) (h)                                                                    2,435,829
            48,300       ProShares Ultra QQQ (a) (h)                                                                      2,210,691
           135,100       ProShares Ultra S&P500 (a) (h)                                                                   4,348,869
            57,400       SPDR Trust, Series 1 (a) (h)                                                                     5,886,370
                                                                                                                       -------------
                         TOTAL EXCHANGE-TRADED FUNDS - 15.4%                                                             20,138,509
                                                                                                                       -------------
                         (Cost $18,747,944)

   PRINCIPAL AMOUNT                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                         U.S. GOVERNMENT AND AGENCY SECURITIES - 1.4%
                         Freddie Mac, Ser. 1, AAA, Aaa,
$        2,000,000       6.500%, 6/3/24 (d)
                         TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 1.4%
                         (Cost $2,000,000)                                                                                1,830,000
                                                                                                                       -------------

                         TERM LOANS (I) - 10.9%
                         AUTOMOBILE - 1.0%
         1,312,860       Harbor Freight Tools, B+, B1,
                         9.750%, 7/12/13 (d)                                                                              1,306,296
                                                                                                                       -------------

                         COMMUNICATIONS/MEDIA - 0.3%
           500,000       Univision Acquisition, Inc., B-, B2,
                         2.535%, 9/30/14 (d)                                                                                393,890
                                                                                                                       -------------

                         CONSUMER PRODUCTS - 0.5%
           972,734       Navisite, Inc., B-, B3,
                         11.150%, 9/19/14 (d)                                                                               734,414
                                                                                                                       -------------

                         ELECTRONICS - 2.6%
           983,683       Caritor, Inc., B+, B2,
                         2.540%, 6/4/13 (d)                                                                                 826,294
           467,744       Clientlogic Corp., B+, B3,
                         5.963%, 1/30/14 (d)                                                                                371,856
         1,222,583       Freescale Semiconductor, Inc., BB, Ba1,
                         2.059%, 11/29/13 (d)                                                                               922,133
         1,292,575       GXS Corp., B+, Ba3,
                         9.250%, 10/18/14 (d)                                                                             1,255,413
                                                                                                                       -------------
                                                                                                                          3,375,696
                                                                                                                       -------------
                         FOOD & BEVERAGES - 1.0%
            90,245       OSI Restaurant Partners, Revolver, B+, B3,
                         2.454%, 8/29/14 (d)                                                                                 72,147
         1,044,863       OSI Restaurant Partners, B+, B3,
                         2.454%, 6/14/14 (d)                                                                                835,332
           500,000       Panda Restaurant, NR, NR,
                         6.600%, 8/23/17 (d) (f)                                                                            351,590
                                                                                                                       -------------
                                                                                                                          1,259,069
                                                                                                                       -------------
                         HEALTHCARE, EDUCATION & CHILDCARE - 2.0%
           831,309       Aurora Diagnostics LLC, B-, B3,
                         4.665%, 12/10/12 (d) (f)                                                                           748,178
           850,921       Embanet, B, B2,
                         3.510%, 6/28/12 (d)                                                                                659,464
         1,477,500       PRA International, BB-, B1,
                         3.610%, 11/16/14 (d)                                                                             1,218,937
                                                                                                                       -------------
                                                                                                                          2,626,579
                                                                                                                       -------------

                         HOME & OFFICE FURNISHINGS - 0.5%
           692,547       Centaur LLC, CCC+, B2,
                         9.250%, 11/9/14 (d)                                                                                599,053
                                                                                                                       -------------

                         LEISURE - 1.0%
         1,448,876       Bushnell Performance Optics, BB-, Ba3,
                         4.348%, 8/24/13 (d)                                                                              1,260,522
                                                                                                                       -------------

                         RETAIL STORES - 2.0%
         1,061,064       Deb Shops, Inc., B-, B3,
                         6.496%, 4/23/14 (d)                                                                                360,762
           987,500       Guitar Center, B-, B2,
                         3.790%, 10/9/13 (d)                                                                                803,163
           980,000       Mattress Firm, B, Ba3,
                         2.540%, 10/23/14 (d)                                                                               592,900
           111,851       QVC, Inc., NR, NR,
                         3.789%, 3/3/11 (d)                                                                                 110,599
           100,666       QVC, Inc., NR, NR,
                         4.289%, 6/3/11 (d)                                                                                  99,156
            89,481       QVC, Inc., NR, NR,
                         4.789%, 6/30/12 (d)                                                                                 88,139
            89,481       QVC, Inc., NR, NR,
                         5.289%, 6/30/13 (d)                                                                                 88,139
           440,743       QVC, Inc., NR, NR,
                         5.789%, 6/30/14 (d)                                                                                431,399
                                                                                                                       -------------
                                                                                                                          2,574,257
                                                                                                                       -------------

                         TOTAL TERM LOANS - 10.9%
                         (Cost $16,751,901)                                                                              14,129,776
                                                                                                                       -------------

                         TOTAL LONG-TERM INVESTMENTS - 125.9%
                         (Cost $184,668,660)                                                                            164,229,910
                                                                                                                       -------------

                                                                                                 EXPIRATION  EXERCISE
         CONTRACTS       OPTIONS PURCHASED                                                             DATE     PRICE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                         CALL OPTIONS PURCHASED - 0.0%
                35       CBOE S&P 500 Volatility Index (h) (j) (k)
                         (Cost $21,700)                                                      September 2009     22.50        20,225
                                                                                                                       -------------

                         TOTAL INVESTMENTS - 125.9%
                         (Cost $184,690,360)                                                                            164,250,135
                         Other Assets in excess of Liabilities - 5.3%                                                     6,906,363
                         Total Options Written - (0.4%)                                                                    (572,396)
                         Borrowings - (18.1%)                                                                           (23,627,551)
                         Reverse Repurchase Agreements - (12.7%)                                                        (16,530,950)
                                                                                                                       -------------
                         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                                         $130,425,601
                                                                                                                       =============

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
N/A - Not Available
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

(a) All or a portion of this security has been physically segregated in connection with swap agreements, line of credit, options and reverse repurchase agreements. As of August 31, 2009, the total amount segregated was $85,279,720.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to 62.7% of net assets applicable to common shares.

(c) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

(d)  Floating or Variable Rate Coupon. Rate shown is in effect at August 31,
     2009.

(e) Risk-Linked Security - A risk-linked security is a form of derivative issued by insurance companies and insurance related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. The security is typically a debt obligation for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger event." Depending on the specific terms and structure of the security, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.

(f) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees and is based, in part on significant unobservable inputs.The total market value of such securities is $19,805,438 which represents 15.2% of net assets applicable to common shares.

(g)  Non-income producing as security is in default.

(h) All or a portion of this security position represents cover for outstanding options written.

(i) Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loans may be different than the amounts disclosed in the portfolio of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(j)  Non-income producing security.

(k)  Represents 100 shares per contract.

Ratings (unaudited) shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

  ---------------------------------------------------------------------------
                                  Country Allocation*
  ---------------------------------------------------------------------------
  United States                                                         71.7%
  Cayman Islands                                                        21.4%
  France                                                                 1.5%
  Jersey                                                                 1.1%
  Sweden                                                                 0.9%
  United Kingdom                                                         0.9%
  Bermuda                                                                0.7%
  Spain                                                                  0.7%
  Ireland                                                                0.6%
  Netherlands                                                            0.5%
  ---------------------------------------------------------------------------
  *Subject to change daily. Based on total investments.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore/Guggenheim Strategic Opportunities Fund (the "Fund") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Fund's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the year ended May 31, 2009.

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

                                                                          EXPIRATION            EXERCISE
CONTRACTS          OPTIONS WRITTEN (J)                                    DATE                     PRICE            VALUE
-------------------------------------------------------------------------------------------------------------------------
                   CALL OPTIONS WRITTEN - (0.4%)
             35    CBOE S&P 500 Volatility Index (k)                      September 2009       $   27.50        $   7,403
            250    DIAMONDS Trust, Series I (k)                           September 2009           95.00           41,250
            720    Powershares QQQ (k)                                    September 2009           40.00           58,320
            334    ProShares Ultra Dow30 (k)                              September 2009           36.00           48,430
            335    ProShares Ultra Dow30 (k)                              September 2009           37.00           30,150
            483    ProShares Ultra QQQ (k)                                September 2009           47.00           59,168
          1,351    ProShares Ultra S&P500 (k)                             September 2009           33.00          111,457
          3,100    S&P 500 Index                                          September 2009        1,020.00           78,640
          1,000    S&P 500 Index                                          September 2009          995.00           42,525
            574    SPDR Trust, Series 1 (k)                               September 2009          103.00           94,423
                                                                                                                ----------
                   TOTAL VALUE OF CALL OPTIONS WRITTEN                                                            571,766
                                                                                                                ----------
                   (Premiums received $694,006)

                   PUT OPTIONS WRITTEN - (0.0%*)
             35    CBOE S&P 500 Volatility Index (k)                      September 2009           22.50              630
                   (Premiums received $788)                                                                     ----------


                   TOTAL VALUE OF OPTIONS WRITTEN - (0.4%)                                                      $ 572,396
                   (Premiums received $694,794)                                                                 ==========

*Less than 0.1%

(j)  Non-income producing security

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

The Fund entered into swap agreements during the period ended August 31, 2009 to potentially enhance return. Details of the swap agreements outstanding as of August 31, 2009 were as follows:

CREDIT DEFAULT SWAP AGREEMENTS
                                                                 IMPLIED CREDIT
                                                                 SPREAD AT                                  UNREALIZED
                                      BUY/SELL     TERMINATION   AUGUST 31,      NOTIONAL      RECEIVE      APPRECIATION/
COUNTERPARTY      REFERENCE ENTITY    PROTECTION   DATE          2009 (2)        AMOUNT (000)  FIXED RATE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs(1)  Basket of distinct  Sell         09/21/14      16.24%          $ 3,000       1.180%       $ (1,513,381)
                  corporate entities                                                                        -------------

INTEREST RATE SWAP AGREEMENTS

                                                                                                   UNREALIZED
                        FLOATING             TERMINATION    NOTIONAL          RECEIVE           APPRECIATION/
COUNTERPARTY            RATE                 DATE           AMOUNT (000)      FIXED RATE         DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Goldman Sachs (3)       3 Month LIBOR        01/04/38       $ 10,000          5.675%               $ 386,610
Goldman Sachs (3)       3 Month LIBOR        01/04/38         10,000          5.860                  241,997
Goldman Sachs (3)       3 Month LIBOR        07/07/38          5,000          5.753                  261,500
Goldman Sachs (3)       3 Month LIBOR        07/07/38          5,000          5.940                  176,250
HSBC (3)                3 Month LIBOR        01/09/23          5,000          7.700 (4)              (77,584)
                                                                                                   ---------
                                                                                                   $ 988,773
                                                                                                   =========

TOTAL RETURN SWAP AGREEMENTS

                                                                                                   UNREALIZED
                        REFERENCE   FLOATING               TERMINATION    NOTIONAL              APPRECIATION/
COUNTERPARTY            ENTITY      RATE                   DATE           AMOUNT (000)          DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Barclays Capital (5)    S&P (500)   1 Month LIBOR + 0.35%  12/23/09       $ 1,286                   $ 56,586
Barclays Capital (5)    S&P (500)   1 Month LIBOR + 0.35%  12/23/09         1,813                     79,795
Goldman Sachs (5)       S&P (500)   1 Month LIBOR + 0.35%  12/16/09         1,000                     33,128
                                                                                                    ---------
                                                                                                    $169,509
                                                                                                    =========

                                                                                                    ---------
     TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS                               $(355,099)
                                                                                                    =========


(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The Fund pays the floating rate and receives the fixed rate.

(4) For any day that the spread between 30-year fixed for floating rate swap versus the 2-year fixed for floating swap rate is less than -0-, the fixed rate is -0-.

(5) The Fund pays a floating rate and receives the total return of the Standard's & Poor's 500 Index.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on September 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FSP 157-4 effective on August 31, 2009. The following tables represent each Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009:

Description                                     LEVEL 1       LEVEL 2       LEVEL 3         TOTAL
                                             ---------------------------------------------------------
(value in $000s)
Assets:
Asset Backed Securities                           $      -      $ 54,635       $ 18,231      $ 72,866
Collateralized Mortgage Obligations                      -        26,282            475        26,757
Corporate Bonds:
   Airlines                                              -         2,050              -         2,050
   Banks                                                 -        11,893              -        11,893
   Commercial Services                                   -           279              -           279
   Diversified Financial Services                        -         3,096              -         3,096
   Electric                                              -           790              -           790
   Entertainment and Gaming                              -         1,604              -         1,604
   Insurance                                             -         4,373              -         4,373
Exchange-Traded Funds                               20,139             -              -        20,139
Preferred Stock                                      4,423             -              -         4,423
U.S. Government and Agency Securities                    -         1,830              -         1,830
Term Loans:
   Automobile                                            -         1,306              -         1,306
   Communications/Media                                  -           394              -           394
   Consumer Products                                     -           734              -           734
   Electronics                                           -         3,376              -         3,376
   Food & Beverages                                      -           908            351         1,259
   Healthcare, Education & Childcare                     -         1,879            748         2,627
   Home & Office Furnishings                             -           599              -           599
   Leisure                                               -         1,261              -         1,261
   Retail Stores                                         -         2,574              -         2,574
Interest Rate Swaps                                      -         1,066              -         1,066
Total Return Swaps                                       -           170              -           170
Call Options Purchased                                   -            20              -            20
                                             ---------------------------------------------------------
Total                                             $ 24,562      $121,119       $ 19,805      $165,486
                                             =========================================================

Liabilities:
Credit Default Swaps                                     -         1,513              -         1,513
Interest Rate Swaps                                      -            78              -            78
Options Written                                        443           129              -           572
                                             ---------------------------------------------------------
Total                                             $    443      $  1,720       $      -      $  2,163
                                             =========================================================

For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2009. In addition to the observable inputs referenced earlier, the unobservable inputs used to value such securities include evaluations of anticipated cash flows, discount rates, default rates and other measures of illiquidity.

LEVEL 3 HOLDINGS                               SECURITIES   DERIVATIVES                        TOTAL
------------------------------               --------------------------------------------------------
Beginning Balance at 5/31/09                     $ 33,038           $ -                     $ 33,038
Total Realized Gain/Loss                                -             -                            -
Change in Unrealized Gain/Loss                     (6,295)            -                       (6,295)
Net Purchases and Sales                                 -             -                            -
Net Transfers In/Out                               (6,938)            -                       (6,938)
                                             --------------------------------------------------------
Ending Balance at 8/31/09                        $ 19,805           $ -                     $ 19,805
                                             ========================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: October 26, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: October 26, 2009


By: /s/ Steven M. Hill
    ----------------------------------------------------------------------------
        Steven M. Hill
        Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: October 26, 2009